Capital Stock (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital Stock (Details) [Line Items]
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding
Preferred stock, shares issued
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	5,000,000	5,000,000	5,000,000
Common stock value (in Dollars)	$ 500	$ 500	$ 500
Common stock, shares outstanding	5,000,000	5,000,000	5,000,000
Founders [Member]
Capital Stock (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock value (in Dollars)		$ 500	$ 500